Long-Term Debt (Details) $ in Millions	Jan. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)
Debt Instrument [Line Items]
Less unamortized original issue discount and debt issue costs	$ 7.0	$ 7.8
Long-term debt	243.0	242.2
Long term debt outstanding	250.0
Revolving Credit Facility
Debt Instrument [Line Items]
Amount outstanding	0.0	0.0
Revolving credit facility	100.0	100.0
Debt Issuance Costs, Noncurrent, Net	0.9	1.2
Current borrowing capacity	60.0
Outstanding letter of credit amount	0.8
Amount by which the borrowing capacity can be reduced	$ 10.0
Percentage by which the borrowing capacity can be reduced	15.00%
Fixed charge coverage ratio	1
Senior Secured Notes 11.5 Percent Due 2025
Debt Instrument [Line Items]
Principle amount	$ 250.0	250.0
Debt instrument, stated interest rate (as a percent)	11.50%
Long-term debt	$ 243.0	$ 242.2